Intangible Assets - Carrying Amounts of Goodwill and Distribution Rights (Details) $ in Millions, $ in Millions	Dec. 31, 2025 USD ($)	[1]	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Disclosure of information for cash-generating units [line items]
Intangible assets and goodwill	$ 8,081		$ 145,506	$ 146,336	$ 143,218
Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Intangible assets and goodwill			96,654	97,198
Mexico | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Intangible assets and goodwill			56,971	57,689
Guatemala | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Intangible assets and goodwill			1,608	1,695
Nicaragua | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Intangible assets and goodwill			371	404
Costa Rica | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Intangible assets and goodwill			1,580	1,439
Panama | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Intangible assets and goodwill			1,086	1,170
Colombia | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Intangible assets and goodwill			4,227	3,638
Brazil | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Intangible assets and goodwill			27,996	28,199
Argentina | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Intangible assets and goodwill			422	512
Uruguay | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Intangible assets and goodwill			$ 2,393	$ 2,452

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4